Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 170,551	$ 57,123	$ 241,829	$ 374,201	$ 708,256	$ 505,143
Total revenue	170,551	57,123	241,829	374,201	708,256	505,143
Cost of revenue	(134,261)	(201,849)	(188,285)	(256,467)	(413,612)	(354,768)
Gross profit	36,290	(144,726)	53,544	117,734	294,644	150,375
Operating expenses:
Depreciation	606	1,198	1,101	1,693	2,683	1,414
Selling, general and administrative	988,073	139,532	4,477,811	316,155	626,285	437,261
Total operating expenses	988,679	140,730	4,478,912	317,848	628,968	438,675
Loss from operations	(952,389)	(285,456)	(4,425,368)	(200,114)	(334,324)	(288,300)
Other income (expenses):
Other income	690	883	799	1,852	1,947	26,416
Charitable Donation			(80,000)
Interest expense	(23,118)	(4,163)	(42,175)	(8,281)	(26,755)	(6,720)
Amortization of debt discount			(5,694)		(11,306)
Total other income (expenses)	(22,428)	(3,280)	(127,070)	(6,429)	(36,114)	19,696
Loss from operations before income taxes	(974,817)	(288,736)	(4,552,438)	(206,543)	(370,438)	(268,604)
Provision for income taxes
Net loss	$ (974,817)	$ (288,736)	$ (4,552,438)	$ (206,543)	$ (370,438)	$ (268,604)
Basic net income(loss) per common share	$ (0.11)	$ (0.02)	$ (0.52)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - Basic	9,116,401	15,000,000	8,748,301	15,000,000	15,000,000	15,000,000
Diluted net income(loss) per common share	$ (0.11)	$ (0.02)	$ (0.52)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding - Diluted	9,116,401	15,000,000	8,748,301	15,000,000	15,000,000	15,000,000